CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net income	$ 194.7	$ 122.2
Adjustments to reconcile net income to net cash provided by operating activities:
Depletion and depreciation	273.0	273.8
Non-cash costs of sales	7.7	6.5
Share-based payments	4.6	5.0
Impairment charges (Note 8(b))		67.5
Gain on sale of royalty interest		(14.1)
Unrealized foreign exchange (gain) loss	(1.7)	0.5
Mark-to-market on warrants	0.2	(0.4)
Gain on investments	(2.0)	(12.4)
Impairment of investment	4.5
Deferred income tax expense	21.8	3.5
Other non-cash items	(2.1)	(1.2)
Acquisition of gold bullion	(24.1)	(53.5)
Proceeds from sale of gold bullion	19.0	67.3
Operating cash flows before changes in non-cash working capital	495.6	464.7
Changes in non-cash working capital:
Decrease (increase) in receivables	5.2	(6.0)
Decrease (increase) in prepaid expenses and other	3.3	(4.5)
(Decrease) increase in current liabilities	(15.5)	16.8
Net cash provided by operating activities	488.6	471.0
Cash flows from investing activities
Proceeds from sale of investments	12.6	28.6
Proceeds from sale of royalty interest		30.3
Acquisition of investments	(12.3)	(1.6)
Acquisition of royalty, stream and working interests	(499.5)	(744.8)
Acquisition of oil & gas well equipment	(1.7)	(2.1)
Acquisition of property and equipment		(0.2)
Net cash used in investing activities	(500.9)	(689.8)
Cash flows from financing activities
Net proceeds from issuance of common shares		883.5
Repayment of Credit Facility		(460.0)
Credit facility amendment costs	(1.0)
Payment of dividends	(125.8)	(118.1)
Proceeds from exercise of warrants	356.4
Proceeds from exercise of stock options	10.1	16.3
Net cash provided by financing activities	239.7	321.7
Effect of exchange rate changes on cash and cash equivalents	30.7	0.9
Net change in cash and cash equivalents	258.1	103.8
Cash and cash equivalents at beginning of year	253.0	149.2
Cash and cash equivalents at end of year	511.1	253.0
Supplemental cash flow information:
Cash paid for interest expense and loan standby fees	2.4	3.0
Income taxes paid	$ 38.2	$ 30.7